Notes Payable - Schedule of Convertible Notes Payable (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Oct. 12, 2012	Aug. 03, 2012	Mar. 13, 2012	Dec. 31, 2011
Convertible notes payable total	$ 392,250	$ 332,832	$ 50,000	$ 10,000	$ 100,000
Less current portion	392,250	332,832
Convertible notes payable, noncurrent	0	0
8% Secured Convertible Notes Payable Entered In March 2012 [Member]
Convertible notes payable total	100,000	100,000
10% Secured Convertible Notes Payable Entered In April 2012 [Member]
Convertible notes payable total	10,000	10,000
10% Secured Convertible Notes Payable Entered In May 18, 2012 [Member]
Convertible notes payable total	39,375	28,125
10% Secured Convertible Notes Payable Entered In May 22, 2012 [Member]
Convertible notes payable total	58,333	40,833
10% Secured Convertible Notes Payable Entered In June 2012 [Member]
Convertible notes payable total	44,333	30,333
10% Secured Convertible Notes Payable Entered In July 2012 [Member]
Convertible notes payable total	100,000	91,666
10% Secured Convertible Notes Payable Entered In August 3, 2012 [Member]
Convertible notes payable total	10,000	8,333
10% Secured Convertible Notes Payable Entered In August 8, 2012 [Member]
Convertible notes payable total	25,000	20,834
10% Secured Convertible Notes Payable Entered In September 2012 [Member]
Convertible notes payable total	$ 5,209	$ 2,708